Retirement Plans (Tables)	12 Months Ended
Dec. 29, 2012
Components of Net Pension Cost Related to the SERP and Other Post-retirement Plans

The components of net pension cost related to the SERP and other post-retirement plans are as follows (dollars in thousands):

	Fiscal 2012	Fiscal 2011	Fiscal 2010
SERP:
Interest cost	$162	$214	$234

Net pension cost	$162	$214	$234

Other Post-Retirement Plans:
Interest cost	$104	$111	$112
Service cost	3	3	3

Net pension cost	$107	$114	$115

Estimated Future Benefit Payments Related to the SERP and Other Post-retirement Plans

Estimated future benefit payments related to the SERP and other post-retirement plans are as follows (dollars in thousands):

	SERP	Other Post-Retirement Plans
2013	$620	$236
2014	590	234
2015	558	207
2016	523	202
2017	486	246
Subsequent five years	1,832	1,139

Changes in Benefit Obligation Related to the SERP and Other Post-retirement Plans

The changes in benefit obligation related to the SERP and other post-retirement plans are as follows (dollars in thousands):

	SERP	Other Post- Retirement Plans
Benefit obligation – January 1, 2011	$4,868	$2,490
Interest cost	214	111
Service cost	—	3
Actuarial loss	620	309
Total disbursements	(650)	(256)

Benefit obligation – December 31, 2011	5,052	2,657
Interest cost	162	104
Service cost	—	3
Actuarial loss	614	1,785
Total disbursements	(637)	(384)

Benefit obligation – December 29, 2012	$5,191	$4,165

Defined Benefit Plan Unfunded Status of Plan

The benefit plans have no plan assets and have unfunded status equal to their benefit obligations, which have been classified in the consolidated balance sheets as follows (dollars in thousands):

	SERP		Other Post-Retirement Plans
	December 29, 2012	December 31, 2011	December 29, 2012	December 31, 2011
Accrued expenses and other current liabilities	$620	$599	$236	$259
Other long-term liabilities	4,571	4,453	3,929	2,398

Total liability	$5,191	$5,052	$4,165	$2,657

Medical Benefits Portion of Other Post-retirement Plans

Assumed health care cost trend rates used in the calculation of benefit obligations related to the medical benefits portion of other post-retirement plans are as follows:

	December 29, 2012	December 31, 2011
Initial health care cost trend rate	6.50%	7.00%
Ultimate health care cost trend rate	5.00%	5.00%
Year to reach ultimate trend rate	2016	2016

FIP/RP Status Indicates Plans for Funding Improvement Plan

The “FIP/RP Status Pending / Implemented” column indicates plans for which a funding improvement plan, or FIP, or a rehabilitation plan, or RP, is either pending or has been implemented by the trustees of the plan.

	Pension Protection Act Zone Status		Tops 5% of Total Contributions		FIP/RP Status Pending / Implemented	Surcharge Imposed	Expiration Dates of Collective Bargaining Agreements
EIN / Plan Number	2012	2011	2012	2011
16-6144007 / 001	Red	Red	Yes	Yes	Implemented	No	March 30, 2014 – October 3, 2015

Benefit Obligation [Member]
Discount Rate Assumptions Used

Discount rate assumptions used to determine benefit obligations are as follows:

SERP		Other Post-Retirement Plans
December 29, 2012	December 31, 2011	December 29, 2012	December 31, 2011
2.80%	3.40%	3.40%	4.10%

Pension Cost [Member]
Discount Rate Assumptions Used	Discount rate assumptions used to determine net pension cost are as follows:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
SERP	3.40%	4.70%	4.90%
Other post-retirement plans	4.10%	4.70%	5.20%